Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings provision [abstract]
Opening Balance	$ 7,026	$ 3,391
Additions, net of reversals	1,325	3,937
Use of provision	(650)	(454)
Accruals and charges	736	285
Others	95
Cumulative translation adjustment	(1,127)	(133)
Closing Balance	$ 7,405	$ 7,026